Property, plant and equipment (Details)		3 Months Ended				12 Months Ended
		Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD ($)	Jun. 30, 2016 CAD ($)	Dec. 31, 2017 CAD ($)		Dec. 31, 2016 CAD ($)		Dec. 31, 2017 USD ($)
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year						$ 4,655,586,000
Impairment charges						358,330,000		$ 361,989,000
Property, plant and equipment, End of year		$ 4,191,892,000		$ 4,655,586,000		4,191,892,000		4,655,586,000
Contracutal capital commitments		23,000,000				23,000,000
Uranium [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Impairment charges						246,931,000		$ 361,989,000
Uranium [Member] | Non-recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Rabbit Lake Mill [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Fair value less cost to sell discount rate				8.00%				8.00%
Uranium [Member] | Non-recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | US operations [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Recoverable amount		133,228,000				133,228,000				$ 106,200,000
Cost [member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year						9,176,181,000		$ 9,171,348,000
Additions						143,333,000		216,908,000
Transfers						0		0
Change in reclamation provision						17,541,000		(23,124,000)
Disposals						(88,473,000)		(115,645,000)
Pre-commerical production revenue	[1]					(29,305,000)
Effect of movements in exchange rates						(78,702,000)		(73,306,000)
Property, plant and equipment, End of year		9,140,575,000		$ 9,176,181,000		9,140,575,000		9,176,181,000
Cost [member] | Uranium [Member] | Inkai [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Pre-commerical production revenue						29,305,000
Accumulated depreciation and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year						4,520,595,000		3,943,188,000
Depreciation charge						320,197,000		333,611,000
Transfers						0		0
Disposals						(79,951,000)		(90,114,000)
Impairment charges						239,781,000	[2],[3]	361,989,000	[4],[5]
Effect of movements in exchange rates						(51,939,000)		(28,079,000)
Property, plant and equipment, End of year		4,948,683,000		4,520,595,000		4,948,683,000		4,520,595,000
Accumulated depreciation and impairment [Member] | Uranium [Member] | Kintyre [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Impairment charges				237,621,000
Accumulated depreciation and impairment [Member] | Uranium [Member] | Rabbit Lake Mill [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Impairment charges					$ 124,368,000
Accumulated depreciation and impairment [Member] | Uranium [Member] | US operations [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Impairment charges		184,448,000	$ 144,450,000
Land and buildgings [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year						2,471,277,000
Property, plant and equipment, End of year		2,327,863,000		2,471,277,000		2,327,863,000		2,471,277,000
Land and buildgings [Member] | Cost [member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year						4,979,489,000		4,862,160,000
Additions						27,343,000		25,821,000
Transfers						104,134,000		168,784,000
Change in reclamation provision						17,541,000		(23,124,000)
Disposals						(4,610,000)		(27,311,000)
Pre-commerical production revenue	[1]					(22,818,000)
Effect of movements in exchange rates						(55,967,000)		(26,841,000)
Property, plant and equipment, End of year		5,045,112,000		4,979,489,000		5,045,112,000		4,979,489,000
Land and buildgings [Member] | Accumulated depreciation and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year						2,508,212,000		2,226,202,000
Depreciation charge						137,896,000		196,564,000
Transfers						48,209,000		27,101,000
Disposals						(2,393,000)		(21,736,000)
Impairment charges						67,535,000	[2],[3]	97,152,000	[4],[5]
Effect of movements in exchange rates						(42,210,000)		(17,071,000)
Property, plant and equipment, End of year		2,717,249,000		2,508,212,000		2,717,249,000		2,508,212,000
Plant and equipment [member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year						1,179,590,000
Property, plant and equipment, End of year		1,118,175,000		1,179,590,000		1,118,175,000		1,179,590,000
Plant and equipment [member] | Cost [member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year						2,640,543,000		2,528,488,000
Additions						13,649,000		29,231,000
Transfers						106,669,000		126,871,000
Change in reclamation provision						0		0
Disposals						(4,803,000)		(34,611,000)
Pre-commerical production revenue	[1]					(6,487,000)
Effect of movements in exchange rates						(19,936,000)		(9,436,000)
Property, plant and equipment, End of year		2,729,635,000		2,640,543,000		2,729,635,000		2,640,543,000
Plant and equipment [member] | Accumulated depreciation and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year						1,460,953,000		1,353,308,000
Depreciation charge						175,811,000		129,892,000
Transfers						(35,243,000)		(26,770,000)
Disposals						(4,130,000)		(19,794,000)
Impairment charges						25,359,000	[2],[3]	28,677,000	[4],[5]
Effect of movements in exchange rates						(11,290,000)		(4,360,000)
Property, plant and equipment, End of year		1,611,460,000		1,460,953,000		1,611,460,000		1,460,953,000
Furniture and fixtures [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year						14,576,000
Property, plant and equipment, End of year		10,065,000		14,576,000		10,065,000		14,576,000
Furniture and fixtures [Member] | Cost [member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year						95,168,000		121,299,000
Additions						3,521,000		9,355,000
Transfers						(2,455,000)		3,410,000
Change in reclamation provision						0		0
Disposals						(4,578,000)		(38,233,000)
Pre-commerical production revenue						0
Effect of movements in exchange rates						(839,000)		(663,000)
Property, plant and equipment, End of year		90,817,000		95,168,000		90,817,000		95,168,000
Furniture and fixtures [Member] | Accumulated depreciation and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year						80,592,000		110,444,000
Depreciation charge						6,490,000		6,957,000
Transfers						(2,451,000)		(331,000)
Disposals						(3,269,000)		(37,981,000)
Impairment charges						0		2,011,000	[4],[5]
Effect of movements in exchange rates						(610,000)		(508,000)
Property, plant and equipment, End of year		80,752,000		80,592,000		80,752,000		80,592,000
Under constructions [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year						259,666,000
Property, plant and equipment, End of year		98,899,000		259,666,000		98,899,000		259,666,000
Under constructions [Member] | Cost [member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year						340,340,000		512,301,000
Additions						97,729,000		150,343,000
Transfers						(208,359,000)		(305,944,000)
Change in reclamation provision						0		0
Disposals						(74,482,000)		(15,490,000)
Pre-commerical production revenue						0
Effect of movements in exchange rates						(497,000)		(870,000)
Property, plant and equipment, End of year		154,731,000		340,340,000		154,731,000		340,340,000
Under constructions [Member] | Accumulated depreciation and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year						80,674,000		88,681,000
Depreciation charge						0		0
Transfers						(10,515,000)		0
Disposals						(70,159,000)		(10,603,000)
Impairment charges						55,841,000	[2],[3]	2,596,000	[4],[5]
Effect of movements in exchange rates						(9,000)		0
Property, plant and equipment, End of year		55,832,000		80,674,000		55,832,000		80,674,000
Under constructions [Member] | Accumulated depreciation and impairment [Member] | Uranium [Member] | McArthur River, Key Lake operations [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Impairment charges		55,333,000
Exploration and evaluation [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year						730,477,000
Property, plant and equipment, End of year		636,890,000		730,477,000		636,890,000		730,477,000
Exploration and evaluation [Member] | Cost [member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year						1,120,641,000		1,147,100,000
Additions						1,091,000		2,158,000
Transfers						11,000		6,879,000
Change in reclamation provision						0		0
Disposals						0		0
Pre-commerical production revenue						0
Effect of movements in exchange rates						(1,463,000)		(35,496,000)
Property, plant and equipment, End of year		1,120,280,000		1,120,641,000		1,120,280,000		1,120,641,000
Exploration and evaluation [Member] | Accumulated depreciation and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year						390,164,000		164,553,000
Depreciation charge						0		198,000
Transfers						0		0
Disposals						0		0
Impairment charges						91,046,000	[2],[3]	231,553,000	[4],[5]
Effect of movements in exchange rates						2,180,000		(6,140,000)
Property, plant and equipment, End of year		$ 483,390,000		$ 390,164,000		$ 483,390,000		$ 390,164,000

[1]

(a) During 2017, revenues of $ 29,305,000 from the sales of inventories before the commence ment of commercial production of JV Inkai Block 3 are recorded as a reduction of the respective mining assets.

[2]

(b) In the fourth quarter of 2017, all remaining proven and probable reserves of our US operations were reclassified to resources, indicating th at the mineable remaining pounds of U 3 O 8 no longer have demonstrated economic viability, but have reasonable prospects for economic extraction. In accordance with the provisions of IAS 36, Impairment of Assets , Cameco considered this to be an indicator tha t the assets of the two cash generating units in the US could potentially be impaired and accordingly, we were required to estimate the recoverable amount of these assets.

An impairment charge of $ 184,448,000 ($ 144,450,000 (USD)) was recognized as part of the uranium segment. The amount of the charge was determined as the excess of the carrying value over the recoverable amount which was based on a fair value less costs to sell model and categorized as a non-recurring level 3 fair value measurement. The rec overable amount was determined to be $ 133,228,000 ($ 106,200,000 (USD)) based on the fair value of resources in place using comparable market metrics.

[3]

(c) Also in the fourth quarter of 2017, Cameco announced the planned temporary suspension of production at the McArthur River/Key Lake operation. Due to this announcement, the Key Lake calciner project, which is part of the uranium segment and was initially undertaken to allow for an increase in annual production, was re-evaluated. As a result, the Company wro te off $ 55,333,000 of assets under construction on this project.

[4]

(d) In the fourth quarter of 2016, Cameco recognized a $ 237,621 ,000 impairment charge rela ting to Kintyre, its uranium exploration project in Australia. Due to the w eakening of the uranium m arket and the budget decision not to commit further expenditures to the project , the Company concluded it was appropriate to recognize an impairment charge. The charge was for the full carrying value of the CGU.

[5]

(e) In the second quarter of 2016, producti on was suspended at our Rabbit Lake operation in northern Saskatchewan. In accordance with the provisions of IAS 36, Impairment of Assets , Cameco considered this to be an indicator that the assets of the cash generating unit could potentially be impaired a nd accordingly, we were required to estimate the recoverable amount of these assets .

An impairment charge of $ 124,368,000 was recognized as part of the uranium segment. The charge was for the full carrying value of this cash generating unit. The recoverabl e amount of the mine and mill was based on a fair value less costs to sell model, which incorporated the future cash flows, including care and maintenance costs, expected to be derived from the operation. It was categorized as a non-recurring level 3 fair value measurement.

The discount rate used in the fair value less costs to sell calculation was 8 % and was determined based on a market participant’s incremental borrowing cost, adjusted for the marginal return that the participant would expect to use on an investment in the mine and mill. Other key assumptions included uranium price forecasts and operating and capital cost forecasts. Uranium prices applied in the calculation were based on approved internal price forecasts, which reflect management’s expecta tion of prices that a market participant would use. Operating and capital cost forecasts were determined based on management’s internal cost estimate s .